UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            July 15, 2010

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       38
Form 13F Information Table Value Total:       73853
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                 COM            032511107    1817  50351SH     SOLE       50351
APACHE CORP                        COM            037411105    3704  44001SH     SOLE       44001
BILL BARRETT CORP                  COM            06846N104    3662 119012SH     SOLE      119012
CAMECO CORP                        COM            13321L108      18    824SH     SOLE         824
CANADIAN NAT RES LTD               COM            136385101    3829 115160SH     SOLE      115160
CANADIAN SOLAR INC                 COM            136635109      56   5700SH     SOLE        5700
CHESAPEAKE ENERGY CORP             COM            165167107    3737 178360SH     SOLE      178360
CHEVRON CORP                       NEW COM        166764100    3853  56782SH     SOLE       56782
COMPANHIA ENERGETICA DE MINA       SPONSORED ADR  204409601     109   7403SH     SOLE        7403
CONOCOPHILLIPS                     COM            20825C104    3763  76653SH     SOLE       76653
ENCANA CORP                        COM            292505104    1284  42317SH     SOLE       42317
FIRST SOLAR INC                    COM            336433107     124   1090SH     SOLE        1090
FOREST OIL CORP                    COM PAR $0.01  346091705    1902  69500SH     SOLE       69500
GLOBAL INDUSTRIES                  COM            379336100      17   3869SH     SOLE        3869
HALLIBURTON CO                     COM            406216101    3901 158908SH     SOLE      158908
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    2516 233580SH     SOLE      233580
HESS CORP                          COM            42809H107    3843  76337SH     SOLE       76337
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107     131  28190SH     SOLE       28190
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      46   8990SH     SOLE        8990
LSB INDUSTRIES                     COM            502160104      95   7165SH     SOLE        7165
MARATHON OIL CORP                  COM            565849106    3952 127117SH     SOLE      127117
MEMC ELECTR MATLS INC              COM            552715104      98   9962SH     SOLE        9962
NEWFIELD EXPL CO                   COM            651290108    3800  77771SH     SOLE       77771
NEXEN INC                          COM            65334H102    3801 192871SH     SOLE      192871
NOBLE ENERGY INC                   COM            655044105    3923  65026SH     SOLE       65026
ORMAT TECHNOLOGIES INC             COM            686688102     116   4090SH     SOLE        4090
PATTERSON UTI ENERGY INC           COM            703481101    2472 192077SH     SOLE      192077
PIONEER NAT RES CO                 COM            723787107    2419  40693SH     SOLE       40693
RENESOLA LTD                       SPONSORED ADS  75971T103      96  16049SH     SOLE       16049
STR HOLDINGS                       COM            78478V100     105   5560SH     SOLE        5560
SUNCOR ENERGY INC                  NEW COM ADDED  867224107    3824 129688SH     SOLE      129688
SUNPOWER CORP                      COM CL B       867652307      75   6910SH     SOLE        6910
SUNTECH PWR HLDGS CO LTD           ADR            86800C104      90   9866SH     SOLE        9866
SWIFT ENERGY CO COM                COM            870738101    2408  89470SH     SOLE       89470
TRINA SOLAR LIMITED                SPONSORED ADR  89628E104     102   5880SH     SOLE        5880
UNIT CORP                          COM            909218109    3751  92403SH     SOLE       92403
VALERO ENERGY CORP                 NEW COM        91913Y100    4297 239001SH     SOLE      239001
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103     117  11450SH     SOLE       11450

</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----